Ellington Financial Mortgage Trust 2022-4 ABS-15G

Exhibit 99.33

Seller	Loan ID	Seller Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	1601543	Closed	2022-04-13 16:55	2022-04-15 16:44	Resolved	1 - Information	Credit	Credit	Hazard Insurance coverage does not include Business Interruption / Rent-Loss Coverage	Resolved- - Due Diligence Vendor-04/15/2022

Ready for Review-Document Uploaded. SEE PROPERTY INFORMATION - 6 MONTHS RENT LOSS COVERAGE INCLUDED - Seller-04/13/2022

											Open-Please provided the coverage amount for rent of loss. Thanks - Due Diligence Vendor-03/30/2022	Ready for Review-Document Uploaded. SEE PROPERTY INFORMATION - 6 MONTHS RENT LOSS COVERAGE INCLUDED - Seller-04/13/2022		XXXX - HAZARD INSURANCE.pdf			CA	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	1601543	Closed	2022-04-13 18:04	2022-04-15 16:44	Resolved	1 - Information	Credit	Eligibility	Interest rate per executed note does not meet program requirements	Resolved- - Due Diligence Vendor-04/15/2022

Ready for Review-This is a 10 year Interest Only Loan then goes to a 30 year fixed. Approval will show 40 year.  - Seller-04/13/2022

											Open-Per Months calculated from May 1, 2022 to April 2052 = 30 years interest only please verify per approval states this loan program is 40 years Interest only - Due Diligence Vendor-03/30/2022	Ready for Review-This is a 10 year Interest Only Loan then goes to a 30 year fixed. Approval will show 40 year. - Seller-04/13/2022					CA	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	1601543	Closed	2022-04-13 16:51	2022-04-15 16:14	Resolved	1 - Information	Compliance	Missing Doc	Final HUD-1 Document is Missing	Resolved-Fees entered. Finding is resolved. - Due Diligence Vendor-04/15/2022

Ready for Review-Document Uploaded.  - Seller-04/13/2022

											Open-please provide a stamped certified copy of HUD-1/Final settlement statement - Due Diligence Vendor-03/31/2022	Ready for Review-Document Uploaded. - Seller-04/13/2022	Resolved-Fees entered. Finding is resolved. - Due Diligence Vendor-04/15/2022	XXXX - FINAL HUD-1.pdf			CA	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	1601538	Closed	2022-04-07 19:25	2022-04-07 19:44	Resolved	1 - Information	Credit	Credit	DSCR unknown	Resolved-DSCR on 1008 - Due Diligence Vendor-04/07/2022

Ready for Review-Document Uploaded.  - Seller-04/07/2022

											Open-P&I uses is not correct. Correct P&I is at 915.56. 915.56+72.26 insurance.+108.56 for taxes gives amount of 1096.38 1025/1096.38= 0.93 DSCR - Due Diligence Vendor-04/04/2022	Ready for Review-Document Uploaded. - Seller-04/07/2022	Resolved-DSCR on 1008 - Due Diligence Vendor-04/07/2022	transmittal_19_pdf (33).pdf			CA	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	1601530	Closed	2022-04-08 22:23	2022-04-12 21:56	Resolved	1 - Information	Compliance	TRID	TRID Initial Closing Disclosure Date and Funding Date Validation Test	Ready for Review-Document Uploaded. - Seller-04/08/2022
Open-This loan failed the TRID closing disclosure date and funding date validation test.This loan contains a closing disclosure receipt date (or closing disclosure delivery date if receipt date was not provided) that is after the funding date. Please review the loan data to ensure the dates are in the correct fields. As per Final Closing Disclosure found on Page. 491Cr Date Issued Date is XX/XX/XXXX and Disbursement Date is  XX/XX/XXXX but  Receipt date is XX/XX/XXXX which is later than Disbursement Date. - Due Diligence Vendor-04/03/2022
											Open-This loan failed the TRID closing disclosure date and funding date validation test.This loan contains a closing disclosure receipt date (or closing disclosure delivery date if receipt date was not provided) that is after the funding date. Please review the loan data to ensure the dates are in the correct fields. - Due Diligence Vendor-04/01/2022	Ready for Review-Document Uploaded. - Seller-04/08/2022		C101006819-XXXX-FINAL CD.pdf			NV	Primary Residence	Purchase	NA	XXXX	N/A	N/A
XXXX	1601530	Closed	2022-04-08 22:24	2022-04-11 16:29	Resolved	1 - Information	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved- - Due Diligence Vendor-04/11/2022
Ready for Review-Document Uploaded. hazard insurance must be in effect asof disbursement date. See PCCD attached confirming dates - Seller-04/08/2022
											Open-Hazard Insurance Effective Date of 03-18-2022 is after the Note Date of XX/XX/XXXX - Due Diligence Vendor-04/01/2022	Ready for Review-Document Uploaded. hazard insurance must be in effect asof disbursement date. See PCCD attached confirming dates - Seller-04/08/2022		C101006819-XXXX-FINAL CD.pdf			NV	Primary Residence	Purchase	NA	XXXX	N/A	N/A
XXXX	1601532		Closed	2022-04-07 21:19	2022-04-07 21:40	Resolved	1 - Information	Compliance	Missing Doc	Final HUD-1 Document is Missing	Resolved-Client provided Final updated Hud 1 - Due Diligence Vendor-04/07/2022 Ready for Review-Document Uploaded. - Seller-04/07/2022 Open-Please Provide Final Hud - Due Diligence Vendor-04/01/2022	Ready for Review-Document Uploaded. - Seller-04/07/2022	Resolved-Client provided Final updated Hud 1 - Due Diligence Vendor-04/07/2022	FINAL HUD-1 SIGNED (104).pdf			FL	Investment	Refinance	Cash Out - Other	XXXX	N/A	N/A
XXXX	1601526	Closed	2022-04-07 19:52	2022-04-12 15:05	Resolved	1 - Information	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved- Corrected issue dates and receipt dates in the TRID Disclosure header. Finding resolved. - Due Diligence Vendor-04/12/2022

Ready for Review-Document Uploaded.  - Seller-04/07/2022

											Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as "In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. - Due Diligence Vendor-04/01/2022	Ready for Review-Document Uploaded. - Seller-04/07/2022	Resolved- Corrected issue dates and receipt dates in the TRID Disclosure header. Finding resolved. - Due Diligence Vendor-04/12/2022	SIGNED CD (9).pdf			CA	Primary Residence	Refinance	Cash Out - Other	XXXX	N/A	N/A
XXXX	1601526	Closed	2022-04-07 19:53	2022-04-12 15:05	Resolved	1 - Information	Compliance	ComplianceEase	TRID Disclosure Dates and Personal Delivery Validation Test	Resolved- Corrected issue dates and receipt dates in the TRID Disclosure header. Finding resolved. - Due Diligence Vendor-04/12/2022

Ready for Review-Document Uploaded.  - Seller-04/07/2022

											Open-This loan failed the TRID disclosure dates and personal delivery validation test.This loan contains either:A Revised Loan Estimate Receipt Date that is after the Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date that is after the Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date that is after the Revised Closing Disclosure Delivery Date.However, the method of delivery is marked as "Personal." Please review the loan data to ensure the dates and method of delivery are correct. - Due Diligence Vendor-04/01/2022	Ready for Review-Document Uploaded. - Seller-04/07/2022	Resolved- Corrected issue dates and receipt dates in the TRID Disclosure header. Finding resolved. - Due Diligence Vendor-04/12/2022	SIGNED CD (9).pdf CIC _1 (4).pdf			CA	Primary Residence	Refinance	Cash Out - Other	XXXX	N/A	N/A
XXXX	1601533	Closed	2022-04-07 21:17	2022-04-07 23:49	Resolved	1 - Information	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved- - Due Diligence Vendor-04/07/2022

Open- - Due Diligence Vendor-04/07/2022

Ready for Review-Document Uploaded.  - Seller-04/07/2022

											Open-TRID: Missing Final Closing Disclosure - Due Diligence Vendor-04/04/2022	Ready for Review-Document Uploaded. - Seller-04/07/2022		FINAL HUD-1 SIGNED (103).pdf			CA	Investment	Refinance	Cash Out - Other	XXXX	N/A	N/A
XXXX	1601533	Closed	2022-04-07 21:14	2022-04-07 23:35	Resolved	1 - Information	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-04/07/2022

Ready for Review-Document Uploaded.  - Seller-04/07/2022

											Open-Missing Third Party Fraud Report Missing Fraud Report - Due Diligence Vendor-04/04/2022	Ready for Review-Document Uploaded. - Seller-04/07/2022	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-04/07/2022	FRAUD REPORT.pdf			CA	Investment	Refinance	Cash Out - Other	XXXX	N/A	N/A
XXXX	1601542	Closed	2022-04-12 16:04	2022-04-13 17:18	Resolved	1 - Information	Credit	Credit	Hazard Insurance coverage does not include Business Interruption / Rent-Loss Coverage	Resolved-Document provided. Premium already included in Premium of the policy. - Due Diligence Vendor-04/13/2022

Resolved-Documents provided. - Due Diligence Vendor-04/13/2022

Ready for Review-Document Uploaded.  - Seller-04/12/2022

Counter-Hazard Insurance provided is missing the premium.  - Due Diligence Vendor-04/07/2022

Ready for Review-Document Uploaded.  - Seller-04/07/2022

											Open-Missing amount of rental loss coverage - Due Diligence Vendor-04/06/2022	Ready for Review-Document Uploaded. - Seller-04/12/2022 Ready for Review-Document Uploaded. - Seller-04/07/2022	Resolved-Document provided. Premium already included in Premium of the policy. - Due Diligence Vendor-04/13/2022 Resolved-Documents provided. - Due Diligence Vendor-04/13/2022	HAZARD INSURANCE (15).pdf HAZARD INSURANCE (17).pdf			CA	Investment	Refinance	Cash Out - Other	XXXX	N/A	N/A
XXXX	1601542	Closed	2022-04-11 16:14	2022-04-11 18:07	Resolved	1 - Information	Credit	Missing Doc	Missing rent comparable schedule form 1007	Resolved- - Due Diligence Vendor-04/11/2022

Ready for Review-Document Uploaded. 1007 information attached as well as write up from Appraiser- see attached - Seller-04/11/2022

Counter-On the Single Family Comparable Rent Schedule on the appraisal the market rent rate is not mention.  - Due Diligence Vendor-04/08/2022

Counter-Form 1007 is missing the estimated monthly rental amount - Due Diligence Vendor-04/07/2022

Ready for Review-Document Uploaded.  - Seller-04/07/2022

											Open-Form 1007 is missing the estimated monthly rental amount - Due Diligence Vendor-04/06/2022	Ready for Review-Document Uploaded. 1007 information attached as well as write up from Appraiser- see attached - Seller-04/11/2022 Ready for Review-Document Uploaded. - Seller-04/07/2022		APPRAISAL (15).pdf APPRAISAL (4).pdf page 21.pdf			CA	Investment	Refinance	Cash Out - Other	XXXX	N/A	N/A
XXXX	1601542	Closed	2022-04-07 21:09	2022-04-07 22:39	Resolved	1 - Information	Compliance	Missing Doc	Final HUD-1 Document is Missing	Resolved-Evidence of rate lock provided. Finding resolved. - Due Diligence Vendor-04/07/2022

Ready for Review-Document Uploaded.  - Seller-04/07/2022

											Open-Final HUD Settlement Statement not in file at time of review. - Due Diligence Vendor-04/05/2022	Ready for Review-Document Uploaded. - Seller-04/07/2022	Resolved-Evidence of rate lock provided. Finding resolved. - Due Diligence Vendor-04/07/2022	FINAL HUD-1 SIGNED (102).pdf			CA	Investment	Refinance	Cash Out - Other	XXXX	N/A	N/A
XXXX	1601542	Closed	2022-04-07 21:09	2022-04-07 22:27	Resolved	1 - Information	Compliance	Missing Doc	Missing evidence of rate lock	Resolved-Evidence of rate lock provided. Finding resolved. - Due Diligence Vendor-04/07/2022

Ready for Review-Document Uploaded.  - Seller-04/07/2022

											Open-Lock agreement not in file at time of review. - Due Diligence Vendor-04/05/2022	Ready for Review-Document Uploaded. - Seller-04/07/2022	Resolved-Evidence of rate lock provided. Finding resolved. - Due Diligence Vendor-04/07/2022	ratelockconfirmation (13).pdf			CA	Investment	Refinance	Cash Out - Other	XXXX	N/A	N/A
XXXX	1601542	Closed	2022-04-07 21:12	2022-04-07 22:27	Resolved	1 - Information	Compliance	Missing Doc	Escrow Waiver is Missing	Resolved-Document provided. - Due Diligence Vendor-04/07/2022

Ready for Review-Document Uploaded.  - Seller-04/07/2022

											Open-Escrow waiver not in file at time of review. - Due Diligence Vendor-04/05/2022	Ready for Review-Document Uploaded. - Seller-04/07/2022	Resolved-Document provided. - Due Diligence Vendor-04/07/2022	Escrow waiver.pdf			CA	Investment	Refinance	Cash Out - Other	XXXX	N/A	N/A
XXXX	1601527		Closed	2022-04-06 19:12	2022-04-27 19:39	Waived	2 - Non-Material	Credit	Credit	CLTV/LTV exceeds guidelines	Waived- - Due Diligence Vendor-04/27/2022 Resolved-Exception Form in file. 85% LTV good credit low DTI purchase. - Due Diligence Vendor-04/06/2022		Resolved-Exception Form in file. 85% LTV good credit low DTI purchase. - Due Diligence Vendor-04/06/2022			Good credit, low DTI purchase	VA	Primary Residence	Purchase	NA	XXXX	Originator Pre-Close	Yes
XXXX	1601527	Closed	2022-04-07 19:13	2022-04-08 15:54	Resolved	1 - Information	Compliance	Points & Fees	Reimbursement Amount Validation Test	Ready for Review-Document Uploaded. - Seller-04/07/2022

											Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-04/04/2022	Ready for Review-Document Uploaded. - Seller-04/07/2022		0978_001.pdf			VA	Primary Residence	Purchase	NA	XXXX	N/A	N/A
XXXX	1601527	Closed	2022-04-07 19:10	2022-04-08 15:54	Resolved	1 - Information	Compliance	Disclosure	Consummation or Reimbursement Date Validation Test	Ready for Review-Document Uploaded. - Seller-04/07/2022

											Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-04/04/2022	Ready for Review-Document Uploaded. - Seller-04/07/2022		0978_001.pdf			VA	Primary Residence	Purchase	NA	XXXX	N/A	N/A
XXXX	1601527	Closed	2022-04-07 19:13	2022-04-08 15:54	Resolved	1 - Information	Compliance	TRID	Charges That Cannot Increase Test	Ready for Review-Document Uploaded. - Seller-04/07/2022

											Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $465.25.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-04/04/2022	Ready for Review-Document Uploaded. - Seller-04/07/2022		0978_001.pdf			VA	Primary Residence	Purchase	NA	XXXX	N/A	N/A
XXXX	1601527	Closed	2022-04-07 19:12	2022-04-08 15:13	Resolved	1 - Information	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved- - Due Diligence Vendor-04/08/2022
Ready for Review-Hello XXXX,
We still don’t have the seller numbers assigned, please let me know when they are and I can check again. Have a great day.

NON QM Products allow HPML with impounds for taxes and insurance

 - Seller-04/07/2022
Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-04/04/2022	Ready for Review-Hello XXXX,
We still don’t have the seller numbers assigned, please let me know when they are and I can check again. Have a great day.

NON QM Products allow HPML with impounds for taxes and insurance

												- Seller-04/07/2022					VA	Primary Residence	Purchase	NA	XXXX	N/A	N/A
XXXX	1601527	Closed	2022-04-07 19:03	2022-04-07 19:21	Resolved	1 - Information	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-04/07/2022

Resolved- - Due Diligence Vendor-04/07/2022

Ready for Review-ITIN Program only requires verification of ITIN not residency - Seller-04/07/2022

Open-Borrower 1 Citizenship Documentation Is Missing - Due Diligence Vendor-04/07/2022

											Open-Borrower 1 Citizenship Documentation Is Missing There is no ID or Passport in file. - Due Diligence Vendor-04/04/2022	Ready for Review-ITIN Program only requires verification of ITIN not residency - Seller-04/07/2022	Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-04/07/2022				VA	Primary Residence	Purchase	NA	XXXX	N/A	N/A
XXXX	1601524	Closed	2022-04-07 19:18	2022-04-07 19:28	Resolved	1 - Information	Compliance	Missing Doc	Final HUD-1 Document is Missing	Resolved-RESPA Pre-2010 fees entered. finding is resolved. - Due Diligence Vendor-04/07/2022

Ready for Review-Document Uploaded.  - Seller-04/07/2022

											Open-Please provide stamped final copy of HUD-1/Settlement statement - Due Diligence Vendor-04/01/2022	Ready for Review-Document Uploaded. - Seller-04/07/2022	Resolved-RESPA Pre-2010 fees entered. finding is resolved. - Due Diligence Vendor-04/07/2022	FINAL HUD-1 SIGNED (101).pdf			CA	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	1601531	Closed	2022-04-08 23:04	2022-04-11 16:30	Resolved	1 - Information	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-received - Due Diligence Vendor-04/11/2022
Ready for Review-Document Uploaded. Hazard insurance must be in effect at disbursement date. See final HUD for date confirmation - Seller-04/08/2022
Counter-Coverage date is XX/XX/XXXX disbursement date isXX/XX/XXXX. Need updated policy or exception for the lapse in coverage Thank you - Due Diligence Vendor-04/07/2022
Ready for Review-Document Uploaded. Hazard insurance must be in effect at time of disbursement - Seller-04/07/2022
Open-Coverage date is XX/XX/XXXX disbursement date is XX/XX/XXXX. Need updated policy or exception for the lapse in coverage Thank you  - Due Diligence Vendor-04/06/2022
Open- - Due Diligence Vendor-04/06/2022
Rescinded-Hazard Insurance Effective Date of 03-28-2022 is after the Note Date of XX/XX/XXXX - Due Diligence Vendor-04/06/2022	Ready for Review-Document Uploaded. Hazard insurance must be in effect at disbursement date. See final HUD for date confirmation - Seller-04/08/2022
												Ready for Review-Document Uploaded. Hazard insurance must be in effect at time of disbursement - Seller-04/07/2022	Resolved-received - Due Diligence Vendor-04/11/2022 Rescinded-Hazard Insurance Effective Date of 03-28-2022 is after the Note Date of XX/XX/XXXX - Due Diligence Vendor-04/06/2022	0979_001.pdf FINAL HUD-1 SIGNED (114).pdf			VA	Primary Residence	Purchase	NA	XXXX	N/A	N/A
XXXX	1601539	Closed	2022-04-18 15:05	2022-04-18 15:37	Resolved	1 - Information	Credit	Credit	DTI discrepancy or failure.	Resolved-Client provided updated 1008 and 1003. - Due Diligence Vendor-04/18/2022
Ready for Review-Document Uploaded.  - Seller-04/18/2022
Counter-As per final 1003 document, "XXXX monthly payment $1,351 " and "XXXX monthly payment $993 " accounts are showing as active loans. Per Gap credit report, those liabilities are showing with $0 balance. Please send updated final 1003 and 1008 if those debts are paid off or provide explanation as to why included on final 1003. - Due Diligence Vendor-04/18/2022
Counter-As per final 1003 document, "XXXX monthly payment $1,351 " and "XXXX monthly payment $993 " accounts are showing as active loans. Per Gap credit report, those liabilities are showing with $0 balance. Please send updated final 1003 and 1008 if those debts are paid off or provide explanation as to why included on final 1003. Thanks - Due Diligence Vendor-04/18/2022
Ready for Review-Document Uploaded.  - Seller-04/15/2022
Open-As per final 1003 document " XXXX monthly payment $1351 " and "XXXX monthly payment $993 " accounts are showing an active loans but as per Gap credit report Those liabilities are showing with $0 balance.

											Please send updated final 1003 - Due Diligence Vendor-04/14/2022	Ready for Review-Document Uploaded. - Seller-04/18/2022 Ready for Review-Document Uploaded. - Seller-04/15/2022	Resolved-Client provided updated 1008 and 1003. - Due Diligence Vendor-04/18/2022	_1003_19_pdf (54).pdf transmittal_19_pdf (44).pdf _1003_19_pdf (55).pdf			CA	Investment	Refinance	Cash Out - Other	XXXX	N/A	N/A
XXXX	1601536	Closed	2022-04-27 20:35	2022-09-07 23:11	Waived	2 - Non-Material	Credit	Closing	Gap Credit Report Within 10 Days of Closing is Expired	Waived-Lender exception for GAP credit > 10 days from closing. - Due Diligence Vendor-09/07/2022
Resolved-Lender exception for GAP credit > 10 days from closing.  - Due Diligence Vendor-04/28/2022
Ready for Review-Document Uploaded.  - Seller-04/27/2022
											Open-Gap Credit Report Date of 03-10-2022 is greater than 10 days from Transaction Date of XX/XX/XXXX and Gap Report Doc Status is Present - Due Diligence Vendor-04/14/2022	Ready for Review-Document Uploaded. - Seller-04/27/2022	Waived-Lender exception for GAP credit > 10 days from closing. - Due Diligence Vendor-09/07/2022 Resolved-Lender exception for GAP credit > 10 days from closing. - Due Diligence Vendor-04/28/2022	custom.pdf		Low DTI (27.02%) 740 Credit Score High Reserves 70months	CA	Primary Residence	Refinance	Cash Out - Other	XXXX	Originator Post-Close	Yes
XXXX	1601536	Closed	2022-04-27 20:25	2022-04-28 14:25	Resolved	1 - Information	Compliance	Right to Rescind	TILA Right of Rescission Test	Ready for Review-Document Uploaded. PCCD confirms disbursement date 3/29 - Seller-04/27/2022
Open-As per Notice Of Right to cancel  the date of transaction XX/XX/XXXX and cancel of transactionXX/XX/XXXX.  Note document dateXX/XX/XXXX. Please provide clarification   - Due Diligence Vendor-04/14/2022
Open-This loan failed the TILA right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.

											The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. - Due Diligence Vendor-04/14/2022	Ready for Review-Document Uploaded. PCCD confirms disbursement date XX/XX/XXXX - Seller-04/27/2022		XXXX-FINAL CD.pdf			CA	Primary Residence	Refinance	Cash Out - Other	XXXX	N/A	N/A
XXXX	1601536		Closed	2022-04-27 19:24	2022-04-27 19:24	Waived	2 - Non-Material	Property	Missing Doc	Second Appraisal/ Valuation is Missing	Waived-Second Appraisal/ Valuation is Missing Waived 2nd appraisal - Due Diligence Vendor-04/27/2022		Waived-Second Appraisal/ Valuation is Missing Waived 2nd appraisal - Due Diligence Vendor-04/27/2022			Good credit, low DTI, 7 years on the job.	CA	Primary Residence	Refinance	Cash Out - Other	XXXX	Originator Pre-Close	Yes
XXXX	1601536		Closed	2022-04-27 18:57	2022-04-27 18:57	Waived	2 - Non-Material	Credit	Eligibility	Loan Amount does not meet eligibility requirement(s)	Waived-Loan amount over $1.5 Mil. Exception for $23200.00 - Due Diligence Vendor-04/27/2022		Waived-Loan amount over $1.5 Mil. Exception for $23200.00 - Due Diligence Vendor-04/27/2022			Low DTI, Good Credit, 7 Years on the job.	CA	Primary Residence	Refinance	Cash Out - Other	XXXX	Originator Pre-Close	Yes
XXXX	1617506	Closed	2022-06-03 22:11	2022-07-18 19:33	Resolved	1 - Information	Credit	Missing Doc	Missing credit report	Resolved-Credit Report is Provided - Due Diligence Vendor-06/06/2022

Ready for Review-Document Uploaded. Please see attached copy of credit report, and bank reference letter. Please clear the exception.  - Seller-06/03/2022

											Open-Credit Report is Missing - Due Diligence Vendor-05/26/2022	Ready for Review-Document Uploaded. Please see attached copy of credit report, and bank reference letter. Please clear the exception. - Seller-06/03/2022	Resolved-Credit Report is Provided - Due Diligence Vendor-06/06/2022	XXXXX - XXXXX_Credit report..pdf XXXX - Transalated Document Bank Reference.pdf			TX	Investment	Refinance	Cash Out - Other	XXXX	N/A	N/A
XXXX	1617573	Closed	2022-06-09 19:15	2022-07-20 16:16	Resolved	1 - Information	Compliance	Closing	Loan Origination Company NMLS Status is Unknown	Resolved-Lender acknowledged . Finding resolved. - Due Diligence Vendor-06/10/2022
Ready for Review-The NMLS number is not required for business purpose transactions in this state. This broker is a business purpose broker and therefore does not have an NMLS number.  Please clear the condition.

 - Seller-06/09/2022
Counter-The provided XXXX does not return any results in the NMLS Consumer database.. Please provide verifiable NMLS number for loan origination company. - Due Diligence Vendor-06/06/2022
Ready for Review-Document Uploaded. Please see the attached loan Origination Company NMLS.. Please clear the condition.

 - Seller-06/06/2022
Open-Loan Origination Company NMLS Status is Unknown Per the Note and Mortgage, the Loan Origination Company NMLS is XXXX. Lender to provide Loan Origination Company's NMLS number. - Due Diligence Vendor-05/31/2022	Ready for Review-The NMLS number is not required for business purpose transactions in this state. This broker is a business purpose broker and therefore does not have an NMLS number. Please clear the condition.

 - Seller-06/09/2022

 Ready for Review-Document Uploaded. Please see the attached loan Origination Company NMLS.. Please clear the condition.

 - Seller-06/06/2022
													Resolved-Lender acknowledged . Finding resolved. - Due Diligence Vendor-06/10/2022	XXXX nmls number.pdf			NJ	Investment	Refinance	Cash Out - Other	XXXX	N/A	N/A
XXXX	1617569	Closed	2022-06-10 15:48	2022-07-18 15:38	Resolved	1 - Information	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-06/10/2022

Resolved- - Due Diligence Vendor-06/10/2022

Ready for Review-Document Uploaded.  - Seller-06/10/2022

Open-Final CD Document is Missing From File. - Due Diligence Vendor-06/07/2022

											Open-TRID: Missing Final Closing Disclosure - Due Diligence Vendor-06/07/2022	Ready for Review-Document Uploaded. - Seller-06/10/2022	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-06/10/2022	XXXX - Investor X.pdf			AZ	Investment	Refinance	No Cash Out - Borrower Initiated	XXXX	N/A	N/A
XXXX	1617569	Closed	2022-06-10 16:22	2022-06-10 20:47	Resolved	1 - Information	Credit	Credit	Assets not properly documented/insufficient	Resolved-As per guidelines. - Due Diligence Vendor-06/10/2022

Ready for Review-Loan is a refi were the borrower does not need to bring cash to close with an LTV of 57%, no verification of reserves needed per our investorX guidelines page 132. Please clear condition.  - Seller-06/10/2022

Ready for Review-Document Uploaded. Please see attached copy of settlement statement for the loan, please clear condition.  - Seller-06/10/2022

Open-Please provide all asset statements listed on the final 1003. - Due Diligence Vendor-06/07/2022	Ready for Review-Loan is a refi were the borrower does not need to bring cash to close with an LTV of 57%, no verification of reserves needed per our investorX guidelines page 132. Please clear condition. - Seller-06/10/2022

 Ready for Review-Document Uploaded. Please see attached copy of settlement statement for the loan, please clear condition.  - Seller-06/10/2022
													Resolved-As per guidelines. - Due Diligence Vendor-06/10/2022	XXXX- Investor X.pdf			AZ	Investment	Refinance	No Cash Out - Borrower Initiated	XXXX	N/A	N/A
XXXX	1617562	Closed	2022-06-23 18:28	2022-06-24 00:31	Resolved	1 - Information	Credit	Credit	DTI discrepancy or failure.	Resolved-DTI calculation sufficient. Finding resolved - Due Diligence Vendor-06/24/2022

Ready for Review-Document Uploaded. Please see attached DTI Breakdown and Final Loan Approval.  Please clear this exception. Thank you - Seller-06/23/2022

Open-Our DTI values are 6.03/15.72 and the conditional approval shows 7.86/25 please provide calculation or justification for these qualifying values.  - Due Diligence Vendor-06/17/2022

											Open-Our DTI values are 6.03/11.33 and the conditional approval shows 7.86/25 please provide calculation or justification for these qualifying values. We have total expenses of $1,586.00 from the credit report vs yours of $3,966 - Due Diligence Vendor-06/16/2022	Ready for Review-Document Uploaded. Please see attached DTI Breakdown and Final Loan Approval. Please clear this exception. Thank you - Seller-06/23/2022	Resolved-DTI calculation sufficient. Finding resolved - Due Diligence Vendor-06/24/2022	XXXX - DTI Breakdown and Final Approval.pdf			WA	Investment	Purchase	NA	XXXX	N/A	N/A
XXXX	1617562	Closed	2022-06-23 19:03	2022-06-24 00:27	Resolved	1 - Information	Credit	Eligibility	Asset do not meet guidelines	Resolved-File updated assets sufficient - Due Diligence Vendor-06/24/2022

Ready for Review-Document Uploaded. Please see attached Asset worksheet and supporting bank statements. Please clear this exception. Thank you - Seller-06/23/2022

											Open-Asset shortage please provide statements with sufficient funds. - Due Diligence Vendor-06/16/2022	Ready for Review-Document Uploaded. Please see attached Asset worksheet and supporting bank statements. Please clear this exception. Thank you - Seller-06/23/2022	Resolved-File updated assets sufficient - Due Diligence Vendor-06/24/2022	XXXX - Asset worksheet and bank statement.pdf			WA	Investment	Purchase	NA	XXXX	N/A	N/A